Income from operations - Other business income (expenses) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income from operations [Abstract]
Gains on disposals of investments	€ 4	€ 0	€ 0
Losses on disposals of investments	0	75	0
Gains on disposals of non-current assets	3	24	2
Losses on disposals of non-current assets	1	5	0
Gains on disposals of other remaining business	121	161	120
Losses on disposals of other remaining business	109	43	30
Other gains (losses)	18	63	92
Other income	127	186	122
Other expense, by function	€ 109	€ 123	€ 29